Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities
Profit before tax	¥ 571,352	$ 80,431	¥ 394,726	¥ 451,710
Adjustments:
Amortization of intangible asset	109,913	15,473	64,939	38,957
Bad debt recovered	0	0	0	(5)
Depreciation of investment property	355	50	348	355
Depreciation of property, plant and equipment	508,726	71,615	516,276	492,826
Depreciation of right-of-use assets	46,071	6,486	43,129	41,458
Dividend income from quoted equity securities	0	0	(13)	(168)
Exchange loss /(gain)	(2,260)	(318)	(273)	3,271
Fair value loss on quoted equity securities	0	0	0	(138)
Finance costs	100,175	14,102	95,472	115,928
(Gain)/loss on disposal of:
- associate	0	0	(1,329)	0
- property, plant and equipment	(778)	(110)	(6,535)	(1,224)
- quoted equity securities	0	0	(2,291)	(5,416)
- right-of-use assets	(7,632)	(1,074)	(3,929)	(14,714)
- subsidiary	(113,042)	(15,913)	0	0
Government grants	(171,937)	(24,204)	(176,264)	(152,932)
Interest income	(154,129)	(21,697)	(131,879)	(132,083)
(Reversal of impairment losses)/Impairment losses on:
- investment in joint venture	0	0	990	0
- property, plant and equipment	44,667	6,288	17,278	7,227
- trade receivables	21,621	3,044	41	(7,987)
- non-trade receivables	2,237	315	(500)	(538)
- inventories, net	50,019	7,041	54,885	(9,010)
Inventories written off	0	0	0	10,085
Property, plant and equipment written off	1,731	244	3,295	1,134
Provision for warranties	414,021	58,283	317,076	292,157
Reversal of provision for onerous contract, net	0		(4,829)	(8,810)
Share of results of associates and joint ventures, net of tax	(62,078)	(8,739)	29,093	95,895
Profit before tax after adjustments	1,359,032	191,317	1,209,706	1,217,978
Changes in working capital
Inventories	221,930	31,242	185,879	(740,835)
Trade and other receivables, and capitalized contract cost	(959,703)	(135,101)	(7,411)	1,300,470
Trade and other payables, and contract liabilities	1,090,875	153,567	(1,141,397)	(802,738)
Development properties	(281)	(40)	(25)	(202)
Provision utilized	(375,910)	(52,918)	(345,161)	(299,397)
Cash flows from/(used in) operations	1,335,943	188,067	(98,409)	675,276
Income taxes paid	(109,905)	(15,472)	(21,010)	(170,720)
Net cash flows from/(used in) operating activities	1,226,038	172,595	(119,419)	504,556
Investing activities
Additional investment in a joint venture	(6,500)	(915)	(1,950)	(17,640)
Development costs	(169,591)	(23,874)	(166,283)	(287,480)
Dividend received from:
- joint venture	2,795	393	0	0
- quoted equity securities	0	0	47	135
Interest received	155,179	21,845	131,331	125,004
Net cash inflow/(outflow) from disposal of:
- associate	1,000	141	1,000	0
- property, plant and equipment	643	91	9,232	405
- quoted equity securities	0	0	641	6,485
- right-of-use assets	0	0	7,185	34,123
- subsidiary, net of cash disposed	(32,056)	(4,513)	0	0
Proceeds from government grants	257,449	36,242	193,156	51,862
Purchase of property, plant and equipment	(237,842)	(33,482)	(430,966)	(572,047)
(Placement)/withdrawal of fixed deposits with banks, net	(84,333)	(11,872)	123,559	(79,695)
Net cash flows used in investing activities	(113,256)	(15,944)	(133,048)	(738,848)
Dividends paid to:
- equity holders of the Company	(80,238)	(11,295)	(109,684)	(448,712)
- non-controlling interests	(35,008)	(4,928)	(102,299)	(223,917)
Interest paid and discounting on bills	(96,254)	(13,550)	(95,717)	(115,813)
Contribution by non-controlling interests	20,000	2,815	53,500	0
Payment of principal portion of lease liabilities	(41,104)	(5,786)	(24,597)	(23,121)
Proceeds from borrowings	3,240,294	456,148	2,048,432	1,938,920
Repayment of borrowings	(3,041,432)	(428,154)	(1,910,000)	(1,965,920)
Net cash flows used in financing activities	(33,742)	(4,750)	(140,365)	(838,563)
Net (decrease)/increase in cash and cash equivalents	1,079,040	151,901	(392,832)	(1,072,855)
Cash and cash equivalents at January 1	4,451,489	626,653	4,788,219	5,877,647
Effect of exchange rate changes on balances in foreign currencies	13,847	1,948	56,102	(16,573)
Cash and cash equivalents at December 31	¥ 5,544,376	$ 780,502	¥ 4,451,489	¥ 4,788,219